Subsequent Events (Details) (USD $)	12 Months Ended			0 Months Ended							1 Months Ended								1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 07, 2014 Subsequent Event [Member]	Jan. 03, 2014 Subsequent Event [Member]	Mar. 07, 2014 Subsequent Event [Member] April 1, 2014 [Member]	Mar. 07, 2014 Subsequent Event [Member] July 1, 2014 [Member]	Mar. 07, 2014 Subsequent Event [Member] October 1, 2014 [Member]	Mar. 07, 2014 Subsequent Event [Member] January 2, 2015 [Member]	Jan. 10, 2014 Subsequent Event [Member] 2016 Notes [Member]	Jan. 31, 2014 Subsequent Event [Member] Devaluation of Currency [Member]	Jan. 12, 2014 Loans Payable [Member] Ita Unibanco S.A [Member] Ita Unibanco S.A Loan 2 [Member]	Jan. 06, 2014 Loans Payable [Member] Ita Unibanco S.A [Member] Subsequent Event [Member] Ita Unibanco S.A Loan 1 [Member]	Dec. 31, 2013 VENEZUELA	Feb. 08, 2013 VENEZUELA	Feb. 07, 2013 VENEZUELA	Dec. 31, 2013 VENEZUELA Cash and Cash Equivalents [Member]	Dec. 31, 2013 ARGENTINA	Jan. 31, 2014 ARGENTINA Subsequent Event [Member]	Jun. 30, 2010 SITME [Member] VENEZUELA	Dec. 31, 2013 SICAD [Member] VENEZUELA	Jan. 23, 2014 SICAD [Member] Minimum [Member] VENEZUELA Subsequent Event [Member]	Jan. 23, 2014 SICAD [Member] Maximum [Member] VENEZUELA Subsequent Event [Member]	Jan. 23, 2014 CENCOEX [Member] VENEZUELA Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends paid					$ 12,509,000
Common stock dividends declared	50,036,000	50,036,000	50,027,000	50,036,000		12,509,000	12,509,000	12,509,000	12,509,000
Interest paid	61,771,000	55,347,000	46,022,000							14,548,000
Principal amount of debt												4,000,000	25,000,000
Interest rate												2.25%	2.75%
Foreign currency exchange rate	6.30														6.30	4.30		6.52	8.02	5.30	11.3	11.0	11.8	6.30
Net monetary assets														24,000,000			44,200,000
Foreign currency, depreciation rate																			23.00%
Effect of exchange rate on net assets											13,500,000
Accumulated other comprehensive loss impact of exchange rate devaluation											15,700,000
Foreign currency transaction gain											$ 2,200,000